Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 196,563	$ 143,069	$ 123,975
Other comprehensive income, net of tax:
Unrealized holding gain (loss) on investments	198	(10)	1,588
Reclassification adjustment for gain reported in net income	(339)	(233)	(1,369)
Comprehensive income	$ 196,422	$ 142,826	$ 124,194